Financial Liabilities	12 Months Ended
Dec. 31, 2018
Financial Liabilities [abstract]
Financial Liabilities

Note 17 – Financial Liabilities

Financial liabilities are as follows:

At December 31,	2018	2017
Current portion of long-term debt – Export Development Canada (note 20)	$1,983	$2,470
Current portion of long-term debt – Province of Ontario (note 20)	628	622
Warrants	11	409
Deferred share unit liability (note 22)	730	1,406
Current portion of capital lease (note 20)	7	6
Total financial liabilities	$3,359	$4,913

Warrants

On November 4, 2016, concurrent with a new loan agreement with Export Development Canada (“EDC”), the Company issued 200,575 share purchase warrants. Each warrant was exercisable for one common share of the Company at an exercise price of US$6.85 per common share. The warrants were transferrable and were scheduled to expire on November 4, 2021. The proceeds of the loan (net of transaction costs) were allocated between the fair value of the warrant liability and the debt. These warrants include anti-dilution provisions, and as a result were accounted for as a financial liability with changes in fair value reflected in the consolidated statements of operations and comprehensive loss. These warrants were exercised on December 1, 2017 for cash proceeds of $1,374 which together with the associated warrant liability of $592 are reflected in the statements of changes in equity.

On May 8, 2015, concurrent with a new loan agreement with a syndicate of lenders, the Company issued 250,000 share purchase warrants.  Each warrant was exercisable for one common share of the Company at an exercise price of US$15.00 per common share. The warrants are non-transferrable and expire on May 6, 2019. As a result of this issuance, the fair market value of these warrants of $885 was included in other finance (losses) gains. These warrants include anti-dilution provisions, and as a result are accounted for as a financial liability with changes in fair value reflected in the consolidated statements of operations and comprehensive loss. On December 16, 2015, as a result of the public offering, the exercise price of the warrants was reduced to US$10.85 per common share.

The fair value of the outstanding warrants was determined using the Black-Scholes option pricing model with the following weighted average assumptions:

At December 31,	2018	2017
Risk-free interest rate (%)	1.86%	1.68%
Expected volatility (%)	60.1%	55.3%
Expected life in years	0.35	0.38
Expected dividend	Nil	Nil